Assets and liabilities held for sale - Additional information (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Assets and liabilities classified as held for sale [member] | Dunkerque Aluminium Smelter [Member]
Disclosure Of Financial Instruments [Line Items]
Ownership interest in subsidiary	$ 355